TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
TRADE AND OTHER PAYABLES
Trade Payables	$ 55,390	$ 73,447
Accrued Liabilities	79,735	74,150
Trade And Other Payables	$ 135,125	$ 147,597